Statement of consolidated profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net revenue	R$ 96,519,284	R$ 105,625,201	R$ 58,543,494
Cost of products sold	(85,160,548)	(73,568,231)	(47,331,414)
Gross profit	11,358,736	32,056,970	11,212,080
Income (expenses)
Selling and distribution	(2,108,417)	(2,055,640)	(1,852,055)
Loss for impairment of trade accounts receivable and others from clients	(38,426)	(8,914)	(55,252)
General and administrative	(2,763,983)	(2,522,127)	(1,918,747)
Research and development	(374,493)	(296,583)	(250,648)
Results from equity-accounted investees	34,848	4,644	(19,398)
Other income	507,333	1,534,487	750,749
Other expenses	(2,343,525)	(2,669,290)	(7,938,621)
Profit (loss) before net financial expenses and taxes	4,272,073	26,043,547	(71,892)
Financial results
Financial expenses	(5,662,693)	(5,907,155)	(4,913,365)
Financial income	2,010,134	1,827,438	600,184
Exchange rate variations, net	(572,170)	(4,002,807)	(5,298,711)
Finance income (cost)	(4,224,729)	(8,082,524)	(9,611,892)
Profit (loss) before income tax	47,344	17,961,023	(9,683,784)
Income taxes	(867,735)	(3,999,403)	2,668,478
(Loss) net profit for the year	(820,391)	13,961,620	(7,015,306)
Attributable to:
Company's shareholders	(335,677)	13,984,946	(6,691,720)
Non-controlling interest in subsidiaries	R$ (484,714)	R$ (23,326)	R$ (323,586)
Common shares member
Earnings (loss) per share - R$
Earnings (loss) per share - basic	R$ (0.42)	R$ 17.57	R$ (8.41)
Earnings (loss) per share - diluted	(0.42)	17.57	(8.41)
Class A Preferred Shares [Member]
Earnings (loss) per share - R$
Earnings (loss) per share - basic	(0.42)	17.57	(8.41)
Earnings (loss) per share - diluted	(0.42)	17.52	(8.38)
Class B Preferred Shares [Member]
Earnings (loss) per share - R$
Earnings (loss) per share - basic	(0.42)	0.58	(8.41)
Earnings (loss) per share - diluted	R$ (0.42)	R$ 0.58	R$ (8.41)